UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended September 30, 2008

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:       Echo Street Capital Management LLC

Address:    55 Fifth Avenue, 18th Floor
            New York, New York  10003

13F File Number:  028-11835

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      David Elias
Title:     Chief Compliance Officer
Phone:     (212) 647-8126


Signature, Place and Date of Signing:

/s/ David Elias               New York, New York             November 14, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:
None

                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers: 0

Form 13F Information Table Entry Total:  14

Form 13F Information Table Value Total:  $30,811
                                         (thousands)


List of Other Included Managers:   None

                        FORM 13F INFORMATION TABLE



COLUMN 1                            COLUMN  2    COLUMN 3     COLUMN 4       COLUMN 5        COLUMN 6  COLUMN 7      COLUMN 8

                                                              VALUE      SHRS OR SH/ PUT/   INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS   CUSIP       (X$1000)    PRN AMT PRN CALL   DISCRETION  MGRS      SOLE  SHARED  NONE
AMDOCS LTD                      ORD              G02602103    2,054       75,000  SH           Sole     None     75,000
AVALONBAY CMNTYS INC            COM              053484101      845        8,587  SH           Sole     None      8,587
CISCO SYS INC                   COM              17275R102    2,694      119,430  SH           Sole     None    119,430
EBAY INC                        COM              278642103    4,096      183,000  SH           Sole     None    183,000
HILLTOP HOLDINGS INC            COM              432748101      495       47,935  SH           Sole     None     47,935
HOST HOTELS & RESORTS INC       COM              44107P104    1,528      114,989  SH           Sole     None    114,989
ISHARES TR                      DJ US REAL EST   464287739    2,321       37,471  SH           Sole     None     37,471
MERITAGE HOMES CORP             COM              59001A102    2,149       87,000  SH           Sole     None     87,000
MICROSOFT CORP                  COM              594918104    2,669      100,000  SH           Sole     None    100,000
MOBILE MINI INC                 COM              60740F105    2,316      119,835  SH           Sole     None    119,835
ORACLE CORP                     COM              68389X105    2,575      126,785  SH           Sole     None    126,785
STARWOOD HOTELS&RESORTS WRLD    COM              85590A401      535       19,000  SH           Sole     None     19,000
RYLAND GROUP INC                COM              783764103    6,365      240,000  SH           Sole     None    240,000
URSTADT BIDDLE PPTYS INS        COM              917286106      169       10,000  SH           Sole     None     10,000









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